GOLDEN OAK(R)FAMILY OF FUNDS
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Supplement to Prospectus dated March 31, 2004

The Board of Trustees of Golden Oak(R) Family of Funds has approved in principle the reorganization, on a tax-free basis, of six of the Golden Oak(R) portfolios into comparable portfolios of the Goldman Sachs Trust, and the remaining portfolio into a comparable portfolio of Federated Municipal Securities Income Trust, as follows:



------------------------------------------------------------------------------------------------------------
Golden Oak(R) Portfolio/Share Class                    Acquiring Fund/Share Class
------------------------------------------------------------------------------------------------------------
Golden Oak(R)Growth Portfolio                          Goldman Sachs Strategic Growth Fund
Class A Shares                                         Class A Shares
Institutional Shares                                   Institutional Shares
------------------------------------------------------------------------------------------------------------
Golden Oak(R)Value Portfolio                           Goldman Sachs Large Cap Value Fund
Class A Shares                                         Class A Shares
Institutional Shares                                   Institutional Shares
------------------------------------------------------------------------------------------------------------
Golden Oak(R)Small Cap Portfolio                       Goldman Sachs Small Cap Value Fund
Class A Shares                                         Class A Shares
Institutional Shares                                   Institutional Shares
------------------------------------------------------------------------------------------------------------
Golden Oak(R)International Equity Portfolio            Goldman Sachs CORE International Equity Fund
Class A Shares                                         Class A Shares
Institutional Shares                                   Institutional Shares
------------------------------------------------------------------------------------------------------------
Golden Oak(R)Intermediate Term Income                  Goldman Sachs Core Fixed Income Fund
Portfolio                                              Class A Shares
Class A Shares                                         Institutional Shares
Institutional Shares
------------------------------------------------------------------------------------------------------------
Golden Oak(R)Prime Obligations Money Market            Goldman Sachs Financial Square Prime Obligations Fund
Portfolio                                              Class A Shares
Class A Shares                                         Institutional Shares
Institutional Shares
------------------------------------------------------------------------------------------------------------
Golden Oak(R)Michigan Tax Free Bond Portfolio          Federated Michigan Intermediate
Class A Shares                                         Municipal Trust
Institutional Shares                                   Shares
------------------------------------------------------------------------------------------------------------


The reorganizations are subject to final approval by the Golden Oak(R) Board and approval by the Golden Oak(R) shareholders. A special meeting of shareholders of the Golden Oak(R) Funds will be scheduled at a later date, and a proxy statement containing additional information will be sent to shareholders in connection with the meeting. Please keep this supplement for your records.





                                                                   July 21, 2004


Edgewood Services, Inc., Distributor

Cusip 38113Q106      Cusip 38113Q502     Cusip 38113Q882     Cusip 38113Q866
Cusip 38113Q205      Cusip 38113Q601     Cusip 38113Q874     Cusip 38113Q841
Cusip 38113Q403      Cusip 38113Q809     Cusip 38113Q858     Cusip 38113Q833
Cusip 38113Q304      Cusip 38113Q700


30951 (7/04)